Stockholders' Deficit - Summary of Stock Option Transactions (Detail) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares, Granted		926,384	0
Number of Shares, Exercised			0
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Available, Beginning balance	606,061	124,824
Options Available, Authorized	270,764
Options Available, Granted	(945,713)	(926,384)
Options Available, Exercised	0
Options Available, Forfeited	70,705	93,979
Options Available, Ending balance	1,817	606,061	124,824
Number of Shares, Outstanding, Beginning balance	1,072,011	239,606
Number of Shares, Authorized	0
Number of Shares, Granted	945,713	926,384
Number of Shares, Exercised	(83,848)
Number of Shares, Forfeited	(70,705)	(93,979)
Number of Shares, Ending balance	1,863,171	1,072,011	239,606
Average Exercise Price, Beginning balance	$ 6.34	$ 3.36
Average Exercise Price, Granted	3.09	7.15
Average Exercise Price, Exercised	3.50
Average Exercise Price, Forfeited	4.58	6.75
Average Exercise Price, Ending balance	$ 4.87	6.34	$ 3.36
Weighted Average Grant Date Fair Value Per Option, Granted		1.03
Weighted Average Grant Date Fair Value Per Option, Forfeited		$ 1.03
Stock Options [Member] | 2014 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Available, Authorized		1,437,165
Stock Options [Member] | Closed 2010 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Available, Expired		(123,523)